Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	MCDERMOTT INTERNATIONAL INC
Entity Central Index Key	0000708819
Document Type	8-K
Current Fiscal Year End Date	Dec. 31, 2016
Entity Public Float		$ 1.2
Amendment Flag	false